Other income (loss), net	12 Months Ended
Jun. 30, 2023
Other income (loss), net
Other income (loss), net

10.    Other income (loss), net

Other income, net consists of the following:

	Year ended June 30,
(in € thousands)	2021	2022	2023
Other income
Other income	2,018	1,023	1,863
Foreign exchange gains, net	—	1,783	—
	2,018	2,806	1,863
Other expenses
Foreign exchange losses, net	(510)	—	(2,057)
Other operational expenses	(2,307)	(1,915)	(2,332)
	(2,817)	(1,915)	(4,390)
	(799)	892	(2,527)